Investment Securities (Schedule Of Contractual Maturities Of Investment Securities) (Details) $ in Thousands	Aug. 29, 2015 USD ($)
Investment Securities [Abstract]
Within one year	$ 159,001
After 1-5 years	$ 127,484
After 5-10 years
Total	$ 286,485